Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Debt
Note 2. Debt
On August 18, 2021, the Company entered into a secured term loan agreement (the “Loan Agreement”) with Hercules Capital, Inc. (“Hercules Capital”) providing for an up to $50 million senior secured term loan facility (the “Term Loan Facility”). The Term Loan Facility has a maturity date of August 1, 2025 and is secured by substantially all of the Company’s assets. Payments due for the term loan were interest-only until March 1, 2023 after which principal became payable in equal monthly installments. Interest is payable monthly in arrears.

The outstanding principal bears interest at the greater of (a) 8.95% or (b) 8.95% plus the prime rate minus 3.25%. Prepayment of the outstanding principal is permitted under the Loan Agreement and subject to certain prepayment fees. The Company incurred $518 thousand of debt issuance costs related to the borrowings under the Loan Agreement. Debt issuance costs are being amortized through the maturity date of the Term Loan Facility and are reported as a direct reduction of long-term debt on the balance sheets. In addition, the Company will be required to pay an end of term charge of the greater of (a) $893 thousand and (b) 5.95% of the aggregate outstanding principal upon repayment of the loan. The Company is accruing this end of term charge over the term of the Term Loan Facility and the accrued balance is reported as a direct addition to the long-term balance on the balance sheets. Amortization expense related to the debt issuance costs and accretion of the end of term charge, are both included in interest expense, net on the accompanying statements of operations and comprehensive loss and totaled $190 thousand and $186 thousand for the six months ended June 30, 2023 and 2022, respectively. The Company is permitted to borrow the loans in four tranches based on the completion of certain milestones which include, as set forth more fully in the Loan Agreement: (i) $15.0 million upon the closing of the Business Combination (as defined below), (ii) $10.0 million when the Company achieves certain positive clinical trial results sufficient to submit a de-novo
classification request with respect to AspyreRx and has initiated a second pivotal trial prior to September 15, 2022, (iii) $10.0 million when the Company has received FDA approval for the marketing of AspyreRx for the improvement of glycemic control and initiated a pivotal trial for a new indication in people with type 2 diabetes and received, prior to March 15, 2023, net cash proceeds of at least $40.0 million from equity financings, and (iv) $15.0 million on or before June 15, 2023, subject to Hercules Capital’s approval. In October 2021, the Company borrowed $10.0 million under the Loan Agreement. In May 2022, the Company borrowed $5.0 million under the Loan Agreement. The Company did not initiate a second pivotal trial prior to September 15, 2022 that was required under the Loan Agreement, and as a result the associated borrowing is no longer available to the Company. Additionally, the Company did not receive net cash proceeds of at least $40 million prior to March 15, 2023 and therefore the associated borrowing is no longer available. As of June 30, 2023 and December 31, 2022, the outstanding debt balance, net of unamortized debt issuance costs and including the accrued end of term charge was $14.2 million and $14.9 million, respectively. The interest rate was 13.95% and 13.2% as of June 30, 2023 and December 31, 2022, and there was $164 thousand and $168 thousand of accrued interest included in other liabilities on the accompanying balance sheets as of June 30, 2023 and December 31, 2022.
On April 5, 2023, the Company entered into the First Amendment (the “Amendment”) to the Loan Agreement with Hercules Capital. The Amendment provides for a cessation of amortization payments under the Loan Agreement until August 1, 2023 or, if certain benchmarks are hit, November 1, 2023. The Amendment also provides a security interest in the intellectual property of the Company and its subsidiaries which is required to be released by Hercules Capital on the achievement of certain benchmarks. Additionally, the Amendment waives the prepayment penalty under the Loan Agreement for any prepayment in full prior to December 31, 2023. As of July 10, 2023, with the FDA authorization of AspyreRx, the Company met the requirements for the cessation of amortization payments under the Loan Agreement until November 1, 2023. The current portion of long-term debt displayed on the accompanying balance sheet as of June 30, 2023 reflects the required payments anticipated before the cessation of amortization until November 1, 2023.
The Loan Agreement contains customary representations, warranties, financial and non-financial
covenants, and events of default. The Loan Agreement also contains subjective acceleration clauses. In the event a subjective acceleration clause is invoked, the outstanding principal, interest, end of term charge and prepayment penalty would become payable on demand by the lender. The lender has not invoked any of the subjective acceleration clauses as of the date of issuance of these financial statements. As disclosed in Note 1, the Company’s liquidity and capital resource issues could lead to the failure of a financial covenant in the year ending December 31, 2023 without additional funding.

8. Debt
On May 9, 2020 (the “Origination Date”), the Company received $640 in aggregate loan proceeds (the “PPP Loan”) from Celtic Bank Corporation (the “Lender”) pursuant to the Paycheck Protection Program established under the Coronavirus Aid, Relief, and Economic Security Act of 2020 (the “CARES Act”). Payments of principal and interest were deferred for the first ten months following the Origination Date, and the PPP Loan would mature in two years after the Origination Date. The PPP Loan bore interest at 1%. On December 30, 2020, the Company applied for loan forgiveness under the CARES Act and received approval of loan forgiveness in May 2021. As a result, the Company has recorded a gain on loan forgiveness on the statements of operations and comprehensive loss and removed the balance from long-term debt on the balance sheet. The gain recognized totaled $647, represented the principal balance and accrued interest at the date of forgiveness.
On August 18, 2021, the Company entered into a secured term loan agreement (the “Loan Agreement”) with Hercules Capital, Inc. (“Hercules Capital”) providing for an up to $50 million senior secured term loan facility (the “Term Loan Facility”). The Term Loan Facility has a maturity date of August 1, 2025, which can be extended to February 1, 2026, and is secured by substantially all of the Company’s assets. Payments due for the term loan are interest-only until March 1, 2023 (subject to extension to September 1, 2023 or September 1, 2024 upon the achievement of certain milestones), after which principal shall be repaid in equal monthly installments. Interest is payable monthly in arrears. The outstanding principal bears interest at the greater of (a) 8.95% or (b) 8.95% plus the prime rate minus 3.25%. Prepayment of the outstanding principal is permitted under the Loan Agreement and subject to certain prepayment fees. The Company incurred $518 thousand of debt issuance costs related to the borrowings under the Loan Agreement. Debt issuance costs are being amortized through the maturity date of the Term Loan Facility and are reported as a direct reduction of long-term debt on the balance sheets. In addition, the Company will be required to pay an end of term charge of the greater of (a) $893 and (b) 5.95% of the aggregate outstanding principal upon repayment of the loan. The Company is accruing this end of term charge over the term of the Term Loan Facility and the accrued balance is reported as a direct addition to the long-term balance on the balance sheets. Amortization expense related to the debt issuance costs and accretion of the end of term charge, are both included in interest expense, net on the accompanying statements of operations and comprehensive loss and totaled $376 thousand and $23 thousand for the twelve months ended December 31, 2022 and 2021, respectively. The Company is permitted to borrow the loans in four tranches based on the completion of certain milestones which include, as set forth more fully in the Loan Agreement: (i) $15.0 million upon the closing of the Business Combination, (ii) $10.0 million when the Company achieves certain positive clinical trial results sufficient to submit a de-novo
classification request with respect to
BT-001
and has initiated a second pivotal trial prior to September 15, 2022, (iii) $10.0 million when the Company has received FDA approval for the marketing of
BT-001
for the improvement of glycemic control and initiated a pivotal trial for a new indication in people with type 2 diabetes and received, prior to March 15, 2023, net cash proceeds of at least $40.0 million from equity financings, and (iv) $15.0 million on or before June 15, 2023, subject to Hercules Capital’s approval. In October 2021, the Company borrowed $10.0 million under the Loan Agreement. In May 2022, the Company borrowed $5.0 million under the Loan Agreement. The Company did not initiate a second pivotal trial prior to September 15, 2022 that was required under the Loan Agreement, and as a result the associated borrowing is no longer available to the Company. As of December 31, 2022 and 2021, the outstanding debt balance, net of unamortized debt issuance costs and including the accrued end of term charge was $10.3 million and $9.5 million, respectively. The interest rate was 13.2% and 8.95% as of December 31, 2022 and 2021, and there was $168 thousand and $77 thousand of accrued interest included in other liabilities on the accompanying balance sheets as of December 31, 2022 and 2021, respectively.
The Loan Agreement contains customary representations, warranties, financial and non-financial
covenants, and events of default. The Loan Agreement also contains subjective acceleration clauses. In the event a subjective acceleration clause is invoked, the outstanding principal, interest, end of term charge and prepayment penalty would become payable on demand by the lender. The lender has not invoked any of the subjective acceleration clauses as of the date of issuance of these financial statements. As disclosed in Note 1, the Company’s liquidity and capital resource issues could lead to the failure of a financial covenant in the year ending December 31, 2023 without additional funding.
Future payments on long-term debt as of December 31, 2022 are as follows:

Fiscal year ending December 31,	Amount
2023	4,532
2024	6,023
2025	4,445

Total debt	15,000

Less current portion long-term debt	(4,532)
Less unamortized debt issuance costs	(360)
Accrued end of term charge	240

Total long-term debt, net of current portion and debt issuance costs	$10,348